5. ROLL- UP TRANSACTION	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
5. ROLL- UP TRANSACTION

Starboard was formed on June 2, 2011, for the sole purpose of facilitating a roll-up transaction amongst the Common Controlled Entities and ImPetro. The roll-up transaction was subject to the Exchange Agreement, which required Giddings, Hunton and ASYM III to exchange substantially all of their assets and liabilities for 7,550,000 common shares of Starboard and required Starboard to perform a private placement of common stock at a price of at least $10.00 per share and receive net proceeds of at least $5,350,000 before placement costs. Through the private placement, Starboard issued 535,000 common shares at $10 per share, or $4,900,000 net of capital placement costs of $450,000, in June 2011. The Exchange Agreement also required ImPetro to exchange all of its member units for 3,570,000 common shares of Starboard and $1,150,000 of cash, which was distributed directly to the members of ImPetro. Additionally, Longview, Summerview and Giddings agreed to the cancellation of $11,000,000 in principal notes and working interest participation rights held by ImPetro.

Pro Forma Information (unaudited)

Had the Company’s roll-up transaction occurred on January 1, 2011, the combined pro forma revenue and net income (loss) for the year ended December 31, 2011 would have been as follows:

	Year Ended December 31, 2011
	As Reported	ImPetro	Pro Forma Adjustment			Total

Total revenues	$4,898,438	$1,983,065	$			$6,881,503
Total expenses	4,929,172	2,071,253		(248,384)	(8)	6,752,041
Other income (expense)	3,412,882	(1,392,021)		(2,247,050)	(9)	(226,189)
Net income (loss)	3,382,148	(1,480,209)		(1,998,666)		(96,727)

Basic and diluted loss per common share						(0.01)

These unaudited consolidated pro forma financial statements are provided for illustrative purposes and do not purport to represent what the Company's results would have been if such transactions had occurred on the above mentioned date. These statements were prepared based on GAAP. The use of estimates is required and actual results could differ from the estimates used. The Company believes the assumptions used provide a reasonable basis for presenting the significant effects directly attributable to the Company’s roll-up transaction.

(8)	To eliminate the management and performance fees charged by the Common Controlled Entities.

(9)	To eliminate income from the Company’s equity investment in ImPetro, the gain from the ImPetro business combination acquired in stages, the effects of historical debt that is converted to equity at the Roll-up Date, the put option liability, and the going public delay expenses.